RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

During the year ended July 31, 2020, the Company leased office space in Hong Kong from Asia Time (HK) International Finance Service Limited (“Asia Time HK”), an entity controlled by the Company’s controlling shareholder. The Company paid office lease expense of $79,875 to Asia Time HK for the year ended July 31, 2020.